Citi Fund Services
100 Summer Street, Suite 1500
Boston, Massachusetts 02110

March 5, 2014

Via Electronic Transmission

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (the “Trust”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), the above-referenced Trust hereby certifies that the definitive form of the Prospectus and Statement of Additional Information for the HSBC Money Market Funds that were filed on February 28, 2014 pursuant to Rule 485(b) of the Securities Act (Accession No. 0001206774-14-000675).

If you have any questions regarding this certification, please contact me at (617) 824-1381.

Sincerely,

/s/ Jennifer English

Jennifer English
Senior Vice President
Citi Fund Services
Secretary to the Trust

Attachments

cc:	Richard Fabietti (HSBC)
Stephen Sivillo (HSBC)
David Harris, Esq. (Dechert)